Leases - Maturities of operating lease liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Leases
2023	¥ 5,647	$ 819
2024	3,760	545
2025	2,057	298
2026	2,057	298
Total lease payments	13,521	1,960
Less: imputed interest	(827)	(120)
Total	12,694	1,840
Current portion	5,200	753	¥ 2,589
Long-term operating lease liabilities	¥ 7,494	$ 1,087	¥ 1,475